Basis for Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Basis for Presentation and Significant Accounting Policies [Abstract]
Basis for Presentation and Significant Accounting Policies

Note 2 – Basis for Presentation and Significant Accounting Policies

A.	Basis for Presentation

The Company’s accompanying unaudited condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnote disclosures required by U.S. GAAP for complete financial statements.

The condensed interim financial statements reflect all adjustments considered necessary for a fair presentation of the results of operations and financial position for the interim periods presented. All such adjustments are of a normal recurring nature.

These unaudited interim financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2024 and notes thereto that are included in the Company’s Form 20-F, filed with the Securities and Exchange Commission (the “SEC”) on March 21, 2025. The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results to be expected for any other interim period or for the year ending December 31, 2025.

B.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements except for the following:

C.	Short term deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates fair market value.

D.	Stock based compensation

The Company accounts for restricted share units (“RSUs”) under ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, non-employee consultants and directors, based on the fair value of the awards on the date of grant based on the closing trading price of the underlying shares at the date of grant.

The expense for RSUs cost is recognized over the requisite service period of each individual grant using the straight-line basis.